SCHEDULE OF MOVEMENT OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 7,032,566	$ 9,426,113
Addition during the year, net	3,209,501	3,681,685
Redemptions recognized as revenue during the year	(2,154,986)	(2,589,166)
Expired recognized as revenue during the year	(3,057,412)	(3,516,607)
Translation difference	(21,858)	30,541
Ending Balance	$ 5,007,811	$ 7,032,566